SEGMENT REPORTING - Disclosure of revenues from external parties by geographic regions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenues	$ 400,433	$ 314,013	$ 235,491
USA
Disclosure of geographical areas [line items]
Revenues	164,635	123,033	83,528
Europe (excluding UK)
Disclosure of geographical areas [line items]
Revenues	91,782	76,000	72,887
UK
Disclosure of geographical areas [line items]
Revenues	46,974	38,688	26,391
Australia
Disclosure of geographical areas [line items]
Revenues	31,896	27,521	22,484
Israel
Disclosure of geographical areas [line items]
Revenues	22,300	16,967	13,095
LATAM
Disclosure of geographical areas [line items]
Revenues	25,314	13,719	3,132
Rest of the world
Disclosure of geographical areas [line items]
Revenues	$ 17,532	$ 18,085	$ 13,974